(Loss) earnings per share (Tables)	6 Months Ended
Feb. 28, 2023
Loss Earnings Per Share
Schedule of earning per share

	Three months ended February 28,		Six months ended February 28,
	2023	2022	2023	2022
Net (loss) income attributable to shareholders	$(1,399)	$(1,958)	$2,113	$(3,980)
Weighted average number of common shares for purposes of basic EPS	281,835,349	262,712,781	280,038,329	258,805,238
Effect of dilutive stock options, warrants, RSUs and share awards	-	-	6,109,446	-
Weighted average number of common shares for purposes of diluted EPS	281,835,349	262,712,781	286,147,775	258,805,238